OTHER POST-EMPLOYMENT BENEFITS AND OTHER EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in benefit obligation:
Projected benefit obligation at beginning of period			$ 546.0	$ 636.4	$ 546.0	$ 519.1	$ 544.5
Service cost	$ 1.6	$ 1.5	4.4	4.9	6.0	4.9	5.8
Interest cost	$ 0.2	$ 0.7	2.3	1.6	4.2	7.0	7.2
Actuarial gain					47.1	49.7	(9.9)
Projected benefit obligation at end of period					636.4	546.0	519.1
Underfunded status					205.9	167.9	185.9
Unfunded status, net					205.9	167.9	185.9
Other Postretirement Benefits and Other Employee Benefit Plans
Change in benefit obligation:
Service cost					0.1	0.1	0.1
Interest cost					0.1	0.1	0.1
Other non-current liabilities
Change in benefit obligation:
Underfunded status					203.1	165.9	185.0
Unfunded status, net					203.1	165.9	185.0
Other non-current liabilities | Other Postretirement Benefits and Other Employee Benefit Plans
Change in benefit obligation:
Projected benefit obligation at beginning of period			$ 1.8	$ 2.2	1.8	1.6
Service cost					0.1	0.1
Interest cost					0.1	0.1
Actuarial gain					0.2
Projected benefit obligation at end of period					2.2	1.8	$ 1.6
Underfunded status					2.2	1.8
Unfunded status, net					2.2	1.8
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss					0.2
Prior service credit						(0.5)
Total					$ 0.2	$ (0.5)